Events Subsequent to Balance Sheet Date	12 Months Ended
Dec. 31, 2012
Events Subsequent To Balance Sheet Date [Abstract]
EVENTS SUBSEQUENT TO BALANCE SHEET DATE
NOTE 16:-          EVENTS SUBSEQUENT TO BALANCE SHEET DATE

a.	On January 10, 2013, HOMI Industries Ltd, entered into a new loan agreement with a related company, owned and managed by the President of HOMI.

Pursuant to the Loan agreement, the related company agreed to loan approx. $46 to HOMI Industries.

As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 91 HOMI® 330 computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate has installed at the Indigo Hotel Ramat Gan, Israel, and will operate for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

b. On January 10, 2013, HOMI Industries Ltd, entered into a new loan agreement Troy Creative solutions.

Pursuant to the Loan agreement, the related company agreed to loan approx. $125 to HOMI Industries.

As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 231 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate has installed at the Waldorf Astoria Jerusalem, Israel, and will operate for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

c.	As of March 6, 2013, HOMI Industries Ltd entered into a new loan agreement with a related party, pursuant to which Lender agreed to loan $109 to HOMI Industries.

As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related party's favor a computerized minibar system, including 230 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate will install at the Royal Beach  Hotel ,Tel Aviv, Israel, and will operate for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.